LOANS TO THIRD PARTIES (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
LOANS TO THIRD PARTIES
Working fund to third party companies	$ 0	¥ 0	¥ 4,960,000
Allowance for doubtful accounts	0	0	0
Total Loans to third parties	$ 0	¥ 0	¥ 4,960,000